Average Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund
	Apr. 01, 2025
Fidelity SAI Sustainable Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.02%
Since Inception	3.40%	[1]
Fidelity SAI Sustainable Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.02%
Since Inception	3.39%	[1]
Fidelity SAI Sustainable Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.90%
Since Inception	3.32%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	2.26%
LB083
Average Annual Return:
Past 1 year	0.88%
Since Inception	2.24%

[1]	A From April 13, 2022 .